Revenue and Other Income (Details Narrative) $ in Thousands					12 Months Ended
	Oct. 15, 2025 USD ($)	Oct. 15, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 AUD ($)	Jun. 20, 2025 USD ($)	Jun. 20, 2025 AUD ($)
Long-Lived Asset, Held-for-Sale [Line Items]
Sale of assets					$ 1,257,000	$ 2,000
Gain sale of assets					809,000
Asset, Held-for-Sale, Not Part of Disposal Group, Current					1,135,490			$ 1,165,427
Proceeds from sale of property					156,965
Settlement received	$ 54,000	$ 82
Storage Servers [Member]
Long-Lived Asset, Held-for-Sale [Line Items]
Proceeds from sale of property			$ 153,000	$ 235
Modular Data Center [Member]
Long-Lived Asset, Held-for-Sale [Line Items]
Asset, Held-for-Sale, Not Part of Disposal Group, Current					$ 1,135,000				$ 1,700	$ 1,109,000	$ 1,700